Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
U.S. Diversified Real Estate ETF
Shareholder Report [Line Items]
Fund Name	U.S. Diversified Real Estate ETF
Class Name	U.S. Diversified Real Estate ETF
Trading Symbol	PPTY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/us-diversified-real-estate-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Diversified Real Estate ETF	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the USREX - U.S. Diversified Real Estate Index™ (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.
The Fund’s performance was consistent with market trends such as overperformance of health care related real estate (represented by Welltower, Inc.) and underperformance in technology and office sectors (represented by DigitalBridge Group, Inc. and Kilroy Realty Corporation). The Fund’s absolute performance during its fiscal year was positive but relative to general equity markets it generally underperformed slightly. This was consistent with an environment of relative muted Federal Funds Federal Open Market Committee rate cuts during the Fund’s fiscal year but shifting expectations away from future rate cuts, since real estate is generally considered an interest rate sensitive sector.

Top Contributors
↑	Welltower, Inc.
↑	AvalonBay Communities, Inc.
↑	Four Corners Property Trust, Inc.

Top Detractors
↓	Alexandria Real Estate Equities, Inc.
↓	Digitalbridge Group, Inc.
↓	Kilroy Realty Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/26/2018)
U.S. Diversified Real Estate ETF NAV	15.66	5.67	7.77
S&P 500 TR	18.41	16.85	14.24
USREX - U.S. Diversified Real Estate Index	16.37	6.28	8.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.

Net Assets	$ 62,824,586
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 581,627
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$62,824,586
Number of Holdings	90
Net Advisory Fee	$581,627
Portfolio Turnover	22%
30-Day SEC Yield	3.47%
30-Day SEC Yield Unsubsidized	3.47%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Prologis, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Equinix, Inc.	3.9%
Four Corners Property Trust, Inc.	3.8%
Digital Realty Trust, Inc.	3.3%
Equity Residential	3.1%
Easterly Government Properties, Inc.	3.0%
Alexandria Real Estate Equities, Inc.	3.0%
Welltower, Inc.	2.8%
Simon Property Group, Inc.	2.5%

Updated Prospectus Web Address	https://videntam.com/etf/us-diversified-real-estate-etf/